Other commitments	12 Months Ended
Dec. 31, 2023
Other commitments
Other commitments

31.Other commitments

31.1.   Capital commitments

There are no commitments related to capital expenditures at the closing date.

31.2.   Lease expenses

The lease expense recognized in the income statement related to low-value leases and short-term leases amounts to:

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Expense	202	240	75
Total	202	240	75

31.3.   Other commitments

The Company has granted in 2022 an amount of €0.5 million for educational grant starting on January 1, 2023 until December 31, 2024. The first installment of €250,000 is paid in January 2023, the second installment of €250,000 is planned to be paid during Q1 2024.